RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING
7.    RELATED PARTY TRANSACTIONS AND AMOUNTS OWING
For the year ended December 31, 2015, the Company carried out a number of transactions with related parties in the normal course of business.  These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.
The following are related party transactions and amounts owing at December 31, 2015 that are not otherwise disclosed elsewhere:
a)	The Company paid management and consulting fees of $206,932 (2014 - $268,945; 2013 - $240,210) to companies controlled by officers and directors for the year ended December 31, 2015.
b)	The Company recorded share-based compensation of $147,622 (2014 - $45,832; 2013 - $3,972) as consulting fees paid to directors and officers for the year ended December 31, 2015.
c)	As of December 31, 2015, $6,663,086 (2014 - $6,340,101) were owed to a director and companies controlled by that director. The amounts owed are unsecured, non-interest bearing and due on demand.
d)	As of December 31, 2015, the Company recorded in accounts payable and accrued liabilities: (i) $6,828 (2014 - $16,292) owed to a company controlled by a director; (ii) $7,586 (2014 - $Nil) owed to a company controlled by an officer; (iii) $3,583 (2014 - $Nil) owed to a director of the Company; and (iv) $1,798 (2014 - $Nil) owed to an officer of the Company. The amounts owed are unsecured, non-interest bearing and due on demand.
e)	During the year ended December 31, 2015, $180,625 (CAD $250,000) were advanced by the President of the Company; and $238,425 (CAD $330,000) were advanced by several directors of the Company. The advances are unsecured, non-interest bearing and due on demand. The Company intends to secure the advances through the issuance of convertible debentures.